UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.7%
	Automobiles & Components - 2.0%
50	Hyundai Motor Co., Ltd.	$8,728
408	Johnson Controls, Inc.	10,765
		19,493
	Capital Goods - 4.1%
109	Cummins, Inc.	8,885
176	Fluor Corp.	8,200
436	Foster Wheeler AG ●	7,760
234	Ingersoll-Rand plc	6,561
250	Navistar International Corp. ●	8,020
		39,426
	Commercial & Professional Services - 0.8%
221	Manpower, Inc.	7,433

	Consumer Durables & Apparel - 3.9%
250	Coach, Inc.	12,967
117	Deckers Outdoor Corp. ●	10,865
463	Jarden Corp.	13,087
		36,919
	Consumer Services - 4.0%
–	Diamond Resorts LLC ⌂†	9,099
115	Marriott International, Inc. Class A	3,135
272	Starbucks Corp.	10,135
275	Weight Watchers International, Inc.	15,996
		38,365
	Diversified Financials - 2.9%
48	BlackRock, Inc.	7,045
133	Goldman Sachs Group, Inc.	12,547
557	Justice Holdings Ltd. ●	8,213
		27,805
	Energy - 10.4%
266	Alpha Natural Resources, Inc. ●	4,709
138	Anadarko Petroleum Corp.	8,713
69	Apache Corp.	5,521
637	Bumi plc ●	8,569
427	Chesapeake Energy Corp.	10,910
196	Consol Energy, Inc.	6,640
103	EOG Resources, Inc.	7,307
142	Occidental Petroleum Corp.	10,124
173	Peabody Energy Corp.	5,875
414	Petroleo Brasileiro S.A. ADR	9,283
158	Pioneer Natural Resources Co.	10,405
725	Vallares ⌂●†	11,253
		99,309
	Food, Beverage & Tobacco - 4.2%
329	Green Mountain Coffee Roasters, Inc. ●	30,545
315	Unilever N.V. NY Shares ADR	9,919
		40,464
	Health Care Equipment & Services - 10.0%
235	Aetna, Inc.	8,531
291	Cardinal Health, Inc.	12,187
316	Edwards Lifesciences Corp. ●	22,552
1,070	Hologic, Inc. ●	16,270
38	Intuitive Surgical, Inc. ●	13,806
150	McKesson Corp.	10,920
259	UnitedHealth Group, Inc.	11,959
		96,225
	Materials - 4.8%
327	Ball Corp.	10,147
2,013	Glencore International plc	12,648
136	Molycorp, Inc. ●	4,469
250	Mosaic Co.	12,224
1,089	Sino Forest Corp. Class A ⌂●†	1,048
295	Vedanta Resources plc	5,014
		45,550
	Media - 3.0%
6,008	Sirius XM Radio, Inc. w/ Rights ●	9,072
665	Walt Disney Co.	20,050
		29,122
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
401	Agilent Technologies, Inc. ●	12,541
207	Amylin Pharmaceuticals, Inc. ●	1,913
247	Auxilium Pharmaceuticals, Inc. ●	3,699
112	Biogen Idec, Inc. ●	10,414
237	Celgene Corp. ●	14,669
242	Elan Corp. plc ADR ●	2,544
305	Gilead Sciences, Inc. ●	11,826
436	Pharmaceutical Product Development, Inc.	11,180
170	Waters Corp. ●	12,811
		81,597
	Retailing - 6.7%
118	Abercrombie & Fitch Co. Class A	7,289
100	Amazon.com, Inc. ●	21,666
114	Dufry Group	9,972
18	Priceline.com, Inc. ●	8,023
217	Ross Stores, Inc.	17,098
		64,048
	Semiconductors & Semiconductor Equipment - 2.4%
150	Altera Corp.	4,723
644	Skyworks Solutions, Inc. ●	11,555
246	Xilinx, Inc.	6,740
		23,018
	Software & Services - 17.2%
876	Activision Blizzard, Inc.	10,420
225	Automatic Data Processing, Inc.	10,623
993	Cadence Design Systems, Inc. ●	9,172
157	Citrix Systems, Inc. ●	8,534
707	eBay, Inc. ●	20,844
48	Google, Inc. ●	24,484
59	LinkedIn Corp. ●	4,607
955	Oracle Corp.	27,445
117	Red Hat, Inc. ●	4,954
169	Teradata Corp. ●	9,020
482	Tibco Software, Inc. ●	10,787
246	VeriFone Systems, Inc. ●	8,618
973	Western Union Co.	14,876
		164,384
	Technology Hardware & Equipment - 11.8%
206	Acme Packet, Inc. ●	8,761
162	Apple, Inc. ●	61,903
882	EMC Corp. ●	18,514
181	F5 Networks, Inc. ●	12,887
948	Hughes Telematics, Inc. ●	3,793

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.7% - (continued)
	Technology Hardware & Equipment - 11.8% - (continued)
392	Juniper Networks, Inc. ●	$6,763
		112,621
	Total common stocks
	(cost $991,144)	$925,779

	Total long-term investments (cost $991,144)	$925,779

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $6,242,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $6,366)

$6,242	0.08%, 09/30/2011	$6,242

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $10,901, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $11,119)

10,901	0.05 - 0.06%, 09/30/2011	10,901
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $11, collateralized by U.S. Treasury Note 4.50%, 2017, value of $11)
10	0.01%, 09/30/2011	10

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $989, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $1,009)

989	0.08%, 09/30/2011	989
18142		18,142
	Total short-term investments
	(cost $18,142)	$18,142

Total investments
(cost $1,009,286) ▲	98.6%	$943,921
Other assets and liabilities	1.4%	13,107
Total net assets	100.0%	$957,028

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 9.1% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,010,525 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$82,718
Unrealized Depreciation	(149,322)
Net Unrealized Depreciation	$(66,604)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $21,400, which represents 2.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$10,110
05/2011 - 07/2011	1,089	Sino Forest Corp. Class A	15,682
06/2011	725	Vallares	11,734

The aggregate value of these securities at September 30, 2011, was $21,400, which represents 2.2% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Sell	$380	$381	10/04/2011	$1
British Pound	Banc of America Securities	Sell	177	177	10/05/2011	–
Swiss Franc	Westpac International	Sell	224	226	10/04/2011	2
			(781)			$3

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$925,779	$872,452	$31,927	$21,400
Short-Term Investments	18,142	–	18,142	–
Total	$943,921	$872,452	$50,069	$21,400
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Common Stocks	$—	$—	$(16,125	)*	$—	$37,525	$—	$—	$—	$21,400
Total	$—	$—	$(16,125)		$—	$37,525	$—	$—	$—	$21,400

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(16,125).

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles & Components - 1.8%
8	Autoliv, Inc.	$367
11	Gentex Corp.	257
14	Lear Corp.	593
12	Tenneco Automotive, Inc. ●	305
16	Tower International, Inc. ●	163
10	TRW Automotive Holdings Corp. ●	320
5	Visteon Corp. ●	215
		2,220
	Banks - 3.8%
5	Alliance Financial Corp.	142
10	Arrow Financial Corp.	230
4	Bank of Kentucky Financial Corp.	74
3	Citizens & Northern Corp.	51
8	Commerce Bankshares, Inc.	275
14	Community Bank System, Inc.	308
6	Cullen/Frost Bankers, Inc.	270
20	Essa Bancorp, Inc.	206
10	German American Bancorp, Inc.	161
61	Huntington Bancshares, Inc.	294
43	Keycorp	252
18	Lakeland Financial Corp.	379
35	MainSource Financial Group, Inc.	301
26	Metro Bancorp, Inc. ●	221
8	National Bankshares, Inc.	186
41	People's United Financial, Inc.	465
133	Popular, Inc. ●	200
10	UMB Financial Corp.	324
17	United Financial Bancorp, Inc.	233
32	Westfield Financial	213
		4,785
	Capital Goods - 7.0%
9	AGCO Corp. ●	304
10	AMETEK, Inc.	320
19	Ampco-Pittsburgh Corp.	389
8	Applied Industrial Technologies, Inc.	220
9	Babcock & Wilcox Co. ●	180
11	Brady Corp. Class A	278
19	Briggs & Stratton Corp.	252
16	DigitalGlobe, Inc. ●	306
4	Donaldson Co., Inc.	221
11	EMCOR Group, Inc. ●	225
6	Enpro Industries, Inc. ●	163
7	Fluor Corp.	314
3	Gardner Denver Machinery, Inc.	184
7	GATX Corp.	223
46	Gencorp, Inc. ●	208
5	GeoEye, Inc. ●	151
57	Great Lakes Dredge & Dock Co.	231
4	Heico Corp.	193
6	Hubbell, Inc. Class B	283
3	Joy Global, Inc.	212
7	Kaydon Corp.	197
11	KBR, Inc.	266
11	L.B. Foster Co. Class A	238
4	L-3 Communications Holdings, Inc.	232
3	Nacco Industries, Inc. Class A	174
26	NCI Building Systems, Inc. ●	198
42	Orion Marine Group, Inc. ●	240
9	Owens Corning, Inc. ●	201
7	Pall Corp.	293
4	Parker-Hannifin Corp.	221
24	Primoris Services Corp.	246
34	Quanex Building Products Corp.	372
45	Taser International, Inc. ●	194
5	Teledyne Technologies, Inc. ●	220
3	TransDigm Group, Inc. ●	204
5	Wabco Holdings, Inc. ●	178
7	Watts Water Technologies, Inc.	194
3	Xerium Technologies, Inc. ●	30
		8,755
	Commercial & Professional Services - 4.6%
11	ABM Industries, Inc.	205
8	Avery Dennison Corp.	201
8	Barrett Business Services	116
41	CBIZ, Inc. ●	269
9	Cintas Corp.	256
6	Copart, Inc. ●	219
6	Corporate Executive Board Co.	170
8	Corrections Corp. of America ●	184
4	Dun & Bradstreet Corp.	239
8	Equifax, Inc. ●	241
19	Healthcare Services Group, Inc.	308
15	Insperity, Inc.	337
22	Intersections, Inc.	287
21	Kforce, Inc. ●	207
39	Kimball International, Inc.	191
11	McGrath RentCorp	263
15	Pitney Bowes, Inc.	281
10	Republic Services, Inc.	267
15	Robert Half International, Inc.	311
19	Rollins, Inc.	364
27	Standard Parking Corp. ●	430
44	TRC Cos., Inc. ●	132
7	Verisk Analytics, Inc. ●	243
3	VSE Corp.	88
		5,809
	Consumer Durables & Apparel - 2.6%
14	Crocs, Inc. ●	341
8	Delta Apparel, Inc. ●	127
3	Fossil, Inc. ●	224
7	Garmin Ltd.	235
9	Harman International Industries, Inc.	246
32	Jones (The) Group, Inc.	298
24	Kenneth Cole Productions, Inc. Class A ●	258
16	Leggett & Platt, Inc.	325
5	Polaris Industries, Inc.	248
86	Quiksilver, Inc. ●	263
9	Sturm Ruger & Co., Inc.	233
5	Tempur-Pedic International, Inc. ●	237
4	Tupperware Brands Corp.	204
		3,239
	Consumer Services - 2.8%
6	Apollo Group, Inc. Class A ●	253
6	BJ's Restaurants, Inc. ●	265
9	Carrols Restaurant Group, Inc. ●	79
1	Chipotle Mexican Grill, Inc. ●	388
21	International Game Technology	305
6	ITT Educational Services, Inc. ●	346
26	Lincoln Educational Services Corp.	208
8	Monarch Casino & Resort, Inc. ●	78

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Consumer Services - 2.8% - (continued)
43	Multimedia Games Holding Co., Inc. ●	$175
5	Penn National Gaming, Inc. ●	166
9	Red Robin Gourmet Burgers, Inc. ●	211
18	Regis Corp.	252
2	Strayer Education, Inc.	184
30	Town Sports International Holdings, Inc. ●	219
3	Weight Watchers International, Inc.	181
2	Wynn Resorts Ltd.	230
		3,540
	Diversified Financials - 2.8%
10	CBOE Holdings, Inc.	242
1	Diamond Hill Investment Group	85
16	Eaton Vance Corp.	345
14	Federated Investors, Inc.	240
5	First Cash Financial Services, Inc. ●	189
6	Green Dot Corp. ●	191
9	International FCStone, Inc. ●	193
8	Lazard Ltd.	171
9	MarketAxess Holdings, Inc.	234
20	Medley Capital Corp	197
8	Moody's Corp.	244
7	MSCI, Inc. ●	212
8	Raymond James Financial, Inc.	215
6	T. Rowe Price Group, Inc.	272
13	TD Ameritrade Holding Corp.	187
10	Waddell and Reed Financial, Inc. Class A w/ Rights	250
		3,467
	Energy - 6.4%
22	Alon USA Energy, Inc.	132
5	Atwood Oceanics, Inc. ●	182
5	Cabot Oil & Gas Corp.	328
14	Cloud Peak Energy, Inc. ●	245
5	Consol Energy, Inc.	160
7	Core Laboratories N.V.	635
9	CVR Energy, Inc. ●	199
5	Diamond Offshore Drilling, Inc.	266
10	Dresser-Rand Group, Inc. ●	400
16	El Paso Corp.	276
5	Energen Corp.	206
8	FMC Technologies, Inc. ●	297
7	Helmerich & Payne, Inc.	271
17	HollyFrontier Corp.	450
47	ION Geophysical Corp. ●	222
34	Matrix Service Co. ●	289
26	Newpark Resources, Inc. ●	158
3	Noble Energy, Inc.	204
9	Oceaneering International, Inc.	320
8	Peabody Energy Corp.	264
4	RigNet, Inc. ●	59
14	Spectra Energy Corp.	348
8	Sunoco, Inc.	239
13	Targa Resources Corp.	386
17	Tesoro Corp. ●	335
49	Vaalco Energy, Inc. ●	239
23	Valero Energy Corp.	401
17	Western Refining, Inc. ●	211
11	World Fuel Services Corp.	359
		8,081
	Food & Staples Retailing - 1.1%
6	BJ's Wholesale Club, Inc. ●	302
5	Casey's General Stores, Inc.	201
15	Safeway, Inc.	252
14	Spartan Stores, Inc.	220
8	Village Super Market, Inc. Class A	195
4	Whole Foods Market, Inc.	261
		1,431
	Food, Beverage & Tobacco - 2.1%
8	Campbell Soup Co.	249
7	Coca-Cola Enterprises, Inc.	182
8	ConAgra Foods, Inc.	182
5	Dr. Pepper Snapple Group	205
12	Flowers Foods, Inc.	225
5	H.J. Heinz Co.	267
4	Hershey Co.	237
8	Hormel Foods Corp.	208
3	Lorillard, Inc.	365
3	Mead Johnson Nutrition Co.	179
12	Sara Lee Corp.	190
11	Vector Group Ltd.	186
		2,675
	Health Care Equipment & Services - 8.4%
1	American Dental Partners, Inc. ●	6
8	Amerigroup Corp. ●	320
9	Amerisource Bergen Corp.	321
9	AmSurg Corp. ●	199
16	Angiodynamics, Inc. ●	207
4	Bard (C.R.), Inc.	376
9	CareFusion Corp. ●	213
5	Catalyst Health Solutions ●	278
13	Centene Corp. ●	361
7	CIGNA Corp.	302
12	Community Health Systems, Inc. ●	197
3	Computer Programs and Systems, Inc.	198
13	Coventry Health Care, Inc. ●	366
50	CryoLife, Inc. ●	225
5	DaVita, Inc. ●	332
9	Dentsply International, Inc.	270
93	Five Star Quality Care, Inc. ●	232
4	Haemonetics Corp. ●	219
5	Healthspring, Inc. ●	190
7	Hill-Rom Holdings, Inc.	216
14	Hologic, Inc. ●	206
5	Humana, Inc.	371
4	IDEXX Laboratories, Inc. ●	255
11	Invacare Corp.	245
6	LifePoint Hospitals, Inc. ●	227
4	Magellan Health Services, Inc. ●	193
10	Masimo Corp.	220
10	Meridian Bioscience, Inc.	159
13	Molina Healthcare, Inc. ●	198
3	MWI Veterinary Supply, Inc. ●	182
7	Omnicare, Inc.	188
10	Owens & Minor, Inc.	285
9	Patterson Cos., Inc.	247
13	PSS World Medical, Inc. ●	251
7	Quest Diagnostics, Inc.	321
6	Resmed, Inc. ●	167
69	RTI Biologics, Inc. ●	227
121	Solta Medical, Inc. ●	151

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Health Care Equipment & Services - 8.4% - (continued)
43	Spectranetics Corp. ●	$310
37	Tenet Healthcare Corp. ●	154
5	Universal Health Services, Inc. Class B	177
8	Wellcare Health Plans, Inc. ●	315
8	Young Innovations, Inc.	240
4	Zimmer Holdings, Inc. ●	209
		10,526
	Household & Personal Products - 1.2%
10	Church & Dwight Co., Inc.	464
3	Clorox Co.	212
6	Herbalife Ltd.	332
4	Nu Skin Enterprises, Inc. Class A	182
35	Prestige Brands Holdings, Inc. ●	321
		1,511
	Insurance - 3.6%
10	American Financial Group, Inc.	307
11	Arch Capital Group Ltd. ●	374
12	Aspen Insurance Holdings Ltd.	266
6	Assurant, Inc.	201
9	Axis Capital Holdings Ltd.	239
14	Brown & Brown, Inc.	249
6	Endurance Specialty Holdings Ltd.	205
3	Everest Re Group Ltd.	238
7	HCC Insurance Holdings, Inc.	200
4	Independence Holding Co.	28
7	Marsh & McLennan Cos., Inc.	180
3	PartnerRe Ltd.	173
11	Primerica, Inc.	233
11	Progressive Corp.	199
4	Reinsurance Group of America, Inc.	207
6	Safety Insurance Group, Inc.	244
7	Torchmark Corp.	255
5	Transatlantic Holdings, Inc.	242
11	Unum Group	224
8	W.R. Berkley Corp.	246
		4,510
	Materials - 5.6%
11	AEP Industries, Inc. ●	251
10	Airgas, Inc.	632
5	Albemarle Corp.	212
12	Ball Corp.	383
7	Bemis Co., Inc.	197
4	Cliff's Natural Resources, Inc.	225
3	Compass Minerals Group, Inc.	180
13	Crown Holdings, Inc. ●	394
5	Cytec Industries, Inc.	186
3	Eastman Chemical Co.	185
10	Ecolab, Inc.	473
3	FMC Corp.	187
11	H.B. Fuller Co.	191
16	Huntsman Corp.	156
7	International Flavors & Fragrances, Inc.	420
38	Landec Corp. ●	202
8	Minerals Technologies, Inc.	395
6	Nalco Holding Co.	224
7	Nucor Corp.	225
5	Reliance Steel & Aluminum	180
19	Sealed Air Corp.	323
7	Sensient Technologies Corp.	231
3	Sherwin-Williams Co.	208
5	Silgan Holdings, Inc.	183
10	Sonoco Products Co.	283
8	Valspar Corp.	262
		6,988
	Media - 1.4%
29	Gannett Co., Inc.	274
31	Global Sources Ltd. ●	212
5	John Wiley & Sons, Inc. Class A	211
7	McGraw-Hill Cos., Inc.	287
8	Meredith Corp.	179
6	Omnicom Group, Inc.	221
5	Scripps Networks Interactive Class A	186
1	Washington Post Co. Class B	189
		1,759
	Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
4	Alexion Pharmaceuticals, Inc. ●	285
52	Cambrex Corp. ●	261
3	Cephalon, Inc. ●	221
8	Cepheid, Inc. ●	306
8	Charles River Laboratories International, Inc. ●	228
5	Covance, Inc. ●	235
8	Cubist Pharmaceuticals, Inc. ●	272
11	Endo Pharmaceuticals Holdings, Inc. ●	307
45	eResearch Technology, Inc. ●	200
7	Life Technologies Corp. ●	267
16	Medtox Scientific, Inc.	215
2	Mettler-Toledo International, Inc. ●	273
13	Myriad Genetics, Inc. ●	249
12	Nymox Pharmeceutical Corp. ●	94
21	Obagi Medical Products, Inc. ●	190
9	Par Pharmaceutical Cos., Inc. ●	242
41	PDL Biopharma, Inc.	226
9	PerkinElmer, Inc.	168
6	Pharmaceutical Product Development, Inc.	154
17	Qiagen N.V. ●	239
4	Regeneron Pharmaceuticals, Inc. ●	244
32	Sequenom, Inc. ●	164
3	Techne Corp.	181
4	Watson Pharmaceuticals, Inc. ●	300
		5,521
	Real Estate - 7.0%
3	Alexandria Real Estate Equities, Inc.	166
8	Apartment Investment & Management Co.	177
2	Avalonbay Communities, Inc.	200
2	Boston Properties, Inc.	178
6	BRE Properties	237
6	Camden Property Trust	348
12	CommonWealth REIT	235
13	Coresite Realty Corp.	181
27	CubeSmart	228
54	DCT Industrial Trust, Inc.	238
5	Digital Realty Trust, Inc.	292
25	Duke Realty, Inc.	259
4	Equity Lifestyle Properties, Inc.	237
4	Equity Residential Properties Trust	228
3	Essex Property Trust, Inc.	416
11	Extra Space Storage, Inc.	196
4	Federal Realty Investment Trust	313
25	Glimcher Realty Trust	174

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Real Estate - 7.0% - (continued)
8	Highwoods Properties, Inc.	$215
5	Home Properties of New York, Inc.	290
9	Hospitality Properties Trust	183
31	Investors Real Estate Trust	222
27	Lexington Realty Trust	175
6	Liberty Property Trust	172
13	LTC Properties, Inc.	328
4	Macerich Co.	172
35	Mission West Properties, Inc.	265
4	National Health Investors, Inc.	174
8	Rayonier, Inc.	310
9	Realty Income Corp.	302
5	Regency Centers Corp.	163
5	Sovran Self Storage, Inc.	193
8	Tanger Factory Outlet Center	198
7	Taubman Centers, Inc.	332
12	UDR, Inc.	261
6	Universal Health Realty	211
10	Weingarten Realty Investments	210
13	Whitestone REIT	148
		8,827
	Retailing - 5.9%
9	Aaron's, Inc.	215
3	Abercrombie & Fitch Co. Class A	209
7	Ascena Retail Group, Inc. ●	191
1	AutoZone, Inc. ●	179
3	Bed Bath & Beyond, Inc. ●	189
10	Best Buy Co., Inc.	221
12	Body Central Corp. ●	218
17	Chico's FAS, Inc.	196
22	Conns, Inc. ●	155
6	Dick's Sporting Goods, Inc. ●	211
5	Dollar General Corp. ●	204
3	Dollar Tree, Inc. ●	210
16	Express, Inc.	333
5	Family Dollar Stores, Inc.	249
12	Foot Locker, Inc.	243
19	Fred's, Inc.	202
8	GameStop Corp. Class A ●	189
11	Genuine Parts Co.	534
8	LKQ Corp. ●	200
6	Monroe Muffler, Inc.	181
18	Nutri/System, Inc.	214
4	O'Reilly Automotive, Inc. ●	280
10	PetSmart, Inc.	446
8	Pool Corp.	214
11	Sally Beauty Co., Inc. ●	185
13	Select Comfort Corp. ●	187
18	Staples, Inc.	234
4	Tractor Supply Co.	231
3	Ulta Salon, Cosmetics & Fragrances, Inc. ●	187
6	Vitamin Shoppe, Inc. ●	221
40	Wet Seal, Inc. Class A ●	181
7	Williams-Sonoma, Inc.	200
2	Winmark Corp.	75
		7,384
	Semiconductors & Semiconductor Equipment - 2.8%
13	ATMI, Inc. ●	203
16	Ceva, Inc. ●	378
43	Exar Corp. ●	244
31	GT Advanced Technologies, Inc. ●	215
9	Linear Technology Corp.	257
84	LSI Corp. ●	437
12	Maxim Integrated Products, Inc.	275
23	Microsemi Corp. ●	361
65	MIPS Technologies, Inc. Class A ●	314
36	Photronics, Inc. ●	177
53	PLX Technology, Inc. ●	161
35	Tessera Technologies, Inc. ●	421
		3,443
	Software & Services - 8.8%
8	ACI Worldwide, Inc. ●	226
17	Active Network, Inc. ●	255
12	Akamai Technologies, Inc. ●	229
2	Alliance Data Systems Corp. ●	231
14	Aspen Technology, Inc. ●	208
7	Autodesk, Inc. ●	197
8	BMC Software, Inc. ●	309
15	CA, Inc.	289
25	Cadence Design Systems, Inc. ●	226
5	Citrix Systems, Inc. ●	278
8	Commvault Systems, Inc. w/ Rights ●	280
30	Deltek, Inc. ●	182
37	Demandtec, Inc. ●	241
12	Euronet Worldwide, Inc. ●	186
8	Fair Isaac, Inc.	170
70	FalconStor Software, Inc. ●	205
4	Fiserv, Inc. ●	208
17	Fortinet, Inc. ●	286
6	Gartner, Inc. Class A ●	221
8	Global Payments, Inc.	339
5	Informatica Corp. ●	191
5	Intuit, Inc. ●	218
9	Liquidity Services, Inc. ●	279
9	Logmein, Inc. ●	302
7	Manhattan Associates, Inc. ●	223
8	MAXIMUS, Inc.	283
6	Micros Systems ●	245
9	Neustar, Inc. ●	231
8	Opnet Technologies, Inc.	271
12	Paychex, Inc.	306
13	Progress Software Corp. ●	230
13	QAD, Inc. ●	134
12	Quest Software, Inc. ●	183
8	Red Hat, Inc. ●	342
20	Rosetta Stone, Inc. ●	180
23	S1 Corp. ●	208
–	SciQuest, Inc. ●	5
11	Solarwinds, Inc. ●	243
7	Synopsys, Inc. ●	173
27	TechTarget ●	153
61	Telenav, Inc. ●	543
4	Teradata Corp. ●	203
11	Tibco Software, Inc. ●	244
13	Total System Services, Inc.	218
7	Travelzoo, Inc. ●	157
49	United Online, Inc.	255
11	VeriSign, Inc.	312
		11,098

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Technology Hardware & Equipment - 2.5%
5	Amphenol Corp. Class A	$200
11	Black Box Corp.	242
96	Brocade Communications Systems, Inc. ●	417
6	Cognex Corp.	165
7	Comtech Telecommunications Corp.	186
25	CTS Corp.	202
9	Diebold, Inc.	242
13	Molex, Inc.	266
12	Park Electrochemical Corp.	252
20	QLogic Corp. ●	255
28	SeaChange International, Inc. ●	217
11	Western Digital Corp. ●	280
33	Xerox Corp.	227
		3,151
	Telecommunication Services - 1.3%
46	8x8, Inc. ●	186
4	AboveNet, Inc.	201
33	Alaska Communication Systems Holdings, Inc.	213
92	Cincinnati Bell, Inc. ●	284
6	Crown Castle International Corp. ●	253
11	SBA Communications Corp. ●	385
61	Vonage Holdings Corp. ●	158
		1,680
	Transportation - 3.6%
6	C.H. Robinson Worldwide, Inc.	442
41	Delta Air Lines, Inc. ●	308
8	Expeditors International of Washington, Inc.	342
7	Forward Air Corp.	174
20	Heartland Express, Inc.	268
7	Hub Group, Inc. ●	204
15	J.B. Hunt Transport Services, Inc.	530
5	Kansas City Southern ●	267
4	Kirby Corp. ●	200
22	Knight Transportation, Inc.	297
9	Landstar System, Inc.	373
6	Ryder System, Inc.	210
55	Southwest Airlines Co.	441
17	UTI Worldwide, Inc.	225
10	Werner Enterprises, Inc.	201
		4,482
	Utilities - 7.7%
32	AES Corp. ●	316
6	AGL Resources, Inc.	254
9	Alliant Energy Corp.	352
9	Ameren Corp.	262
10	American Water Works Co., Inc.	313
4	Artesian Resources Corp.	78
7	Atmos Energy Corp.	219
11	CenterPoint Energy, Inc.	214
4	CH Energy Group	220
22	CMS Energy Corp.	428
6	Consolidated Edison, Inc.	348
8	DPL, Inc.	252
4	DTE Energy Co.	201
6	Edison International	245
5	Entergy Corp.	312
5	Laclede Group, Inc.	198
11	MDU Resources Group, Inc.	217
18	N.V. Energy, Inc.	271
12	Northeast Utilities	387
6	NorthWestern Corp.	204
10	Nstar Co.	448
6	OGE Energy Corp.	301
20	Pepco Holdings, Inc.	380
9	Pinnacle West Capital Corp.	401
13	PNM Resources, Inc.	207
10	Portland General Electric Co.	239
11	PPL Corp.	325
4	Progress Energy, Inc.	212
12	SCANA Corp.	471
5	Sempra Energy	278
16	TECO Energy, Inc.	281
8	UGI Corp.	213
8	Westar Energy, Inc.	219
14	Xcel Energy, Inc.	353
		9,619
	Total common stocks
	(cost $137,171)	$124,501

	Total long-term investments (cost $137,171)	$124,501

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $37, collateralized by U.S. Treasury Note 3.00%, 2012, value of $38)
$37	0.03%, 09/30/2011	$37
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $387, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $395)
387	0.04%, 09/30/2011	387
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $347, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $354)
347	0.01%, 09/30/2011	347
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $65, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $66)
65	0.03%, 09/30/2011	65
836		836
	U.S. Treasury Bills - 0.2%
350	0.07%, 10/27/2011 □○	$350

	Total short-term investments
	(cost $1,186)	$1,186

Total investments
(cost $138,357) ▲	100.1%	$125,687
Other assets and liabilities	(0.1)%	(102)
Total net assets	100.0%	$125,585

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 0.8% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $139,527 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,857
Unrealized Depreciation	(16,697)
Net Unrealized Depreciation	$(13,840)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	6	Long	12/16/2011	$385	$417	$(32)
S&P 400 Mini	8	Long	12/16/2011	623	678	(55)
						$(87)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$124,501	$124,501	$–	$–
Short-Term Investments	1,186	–	1,186	–
Total	$125,687	$124,501	$1,186	$–
Liabilities:
Futures *	87	87	–	–
Total	$87	$87	$–	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.2%
22	American Axle & Manufacturing, Inc. ●	$169
177	Amerigon, Inc. ●	2,248
31	Dana Holding Corp. ●	325
125	Tenneco Automotive, Inc. ●	3,196
		5,938
	Banks - 2.4%
3	Bank of the Ozarks, Inc.	67
317	Boston Private Financial Holdings, Inc.	1,866
6	Columbia Banking Systems, Inc.	84
117	Flushing Financial Corp.	1,263
159	Ocwen Financial Corp. ●	2,103
59	Signature Bank ●	2,792
31	Southside Bancshares, Inc.	564
132	Umpqua Holdings Corp.	1,158
22	Walker & Dunlop, Inc. ●	260
45	Wintrust Financial Corp.	1,151
		11,308
	Capital Goods - 11.9%
65	A.O. Smith Corp.	2,084
60	Aaon, Inc.	943
55	Acuity Brands, Inc.	1,971
3	Aerovironment, Inc. ●	89
17	Albany International Corp. Class A	315
178	Altra Holdings, Inc. ●	2,065
80	Applied Industrial Technologies, Inc.	2,170
56	AZZ, Inc.	2,167
108	Belden, Inc.	2,788
6	Blount International, Inc. ●	86
4	Briggs & Stratton Corp.	47
110	Ceradyne, Inc. ●	2,950
111	Chart Industries, Inc. ●	4,696
6	Colfax Corp. ●	118
128	Commercial Vehicles Group, Inc. ●	838
11	Cubic Corp.	446
54	Esterline Technologies Corp. ●	2,801
33	Force Protection, Inc. ●	126
62	Franklin Electric Co., Inc.	2,253
71	FuelCell Energy, Inc. ●	60
46	Gencorp, Inc. ●	208
160	GrafTech International Ltd. ●	2,027
6	Heico Corp.	295
5	Hexcel Corp. ●	115
51	Lennox International, Inc.	1,315
23	Lindsay Corp.	1,232
193	Meritor, Inc. ●	1,360
103	Moog, Inc. Class A ●	3,344
1	Nacco Industries, Inc. Class A	41
138	Nordson Corp.	5,500
24	Polypore International, Inc. ●	1,362
10	Primoris Services Corp.	109
7	SauerDanfoss, Inc. ●	192
78	Sun Hydraulics Corp.	1,580
22	Taser International, Inc. ●	96
64	Teledyne Technologies, Inc. ●	3,130
4	Toro Co.	198
35	TransDigm Group, Inc. ●	2,889
160	Trimas Corp. ●	2,378
7	Xerium Technologies, Inc. ●	71
		56,455
	Commercial & Professional Services - 2.9%
3	Acacia Research Corp. ●	119
3	Brink's Co.	68
8	Corporate Executive Board Co.	226
101	Deluxe Corp.	1,879
89	Exponent, Inc. ●	3,691
246	Higher One Holdings, Inc. ●	3,996
15	Insperity, Inc.	326
5	Intersections, Inc.	62
95	Knoll, Inc.	1,305
5	RPX Corp. ●	106
137	Sykes Enterprises, Inc. ●	2,042
7	TMS International Corp. ●	54
2	United Stationers, Inc.	63
		13,937
	Consumer Durables & Apparel - 2.4%
2	Blyth, Inc.	98
14	Brunswick Corp.	191
19	Cherokee, Inc.	250
11	Crocs, Inc. ●	251
108	Iconix Brand Group, Inc. ●	1,711
83	Polaris Industries, Inc.	4,145
3	Sturm Ruger & Co., Inc.	82
2	True Religion Apparel, Inc. ●	62
34	Vera Bradley, Inc. ●	1,219
74	Warnaco Group, Inc. ●	3,428
		11,437
	Consumer Services - 3.6%
10	AFC Enterprises, Inc. ●	118
2	American Public Education, Inc. ●	61
4	Ameristar Casinos, Inc.	65
1	Biglari Holdings, Inc. ●	302
3	Bravo Brio Restaurant Group ●	48
6	Bridgepoint Education, Inc. ●	109
2	Capella Education Co. ●	58
243	Cheesecake Factory, Inc. ●	5,988
2	Coinstar, Inc. ●	72
8	Domino's Pizza, Inc. ●	228
141	Grand Canyon Education, Inc. ●	2,282
123	K12, Inc. ●	3,126
5	Lincoln Educational Services Corp.	41
4	Papa John's International, Inc. ●	106
5	Sotheby's Holdings	128
322	Texas Roadhouse, Inc.	4,259
10	Town Sports International Holdings, Inc. ●	73
		17,064
	Diversified Financials - 2.0%
2	Cash America International, Inc.	79
136	Compass Diversified Holdings	1,655
184	DFC Global Corp. ●	4,016
17	Ezcorp, Inc. ●	488
4	First Cash Financial Services, Inc. ●	157
5	HFF, Inc. ●	40
9	Imperial Holdings, Inc. ●	21
4	Nelnet, Inc.	75
7	Portfolio Recovery Associate ●	454

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Diversified Financials - 2.0% - (continued)
91	Stifel Financial ●	$2,422
2	Virtus Investment Partners, Inc. ●	102
		9,509
	Energy - 6.3%
33	Alon USA Energy, Inc.	204
6	ATP Oil & Gas Corp. ●	46
5	Basic Energy Services, Inc. ●	71
88	Berry Petroleum Co.	3,098
26	Cal Dive International, Inc. ●	50
3	Cloud Peak Energy, Inc. ●	52
153	Complete Production Services, Inc. ●	2,880
3	Contango ORE, Inc. ●	164
185	CVR Energy, Inc. ●	3,919
4	Gulf Island Fabrication	85
127	Gulfmark Offshore, Inc. ●	4,633
49	ION Geophysical Corp. ●	230
66	James River Coal Co. ●	422
713	Kodiak Oil & Gas Corp. ●	3,717
84	Petroleum Development Corp. ●	1,627
8	Pioneer Drilling Co. ●	58
179	Rosetta Resources, Inc. ●	6,142
11	RPC, Inc.	175
3	Stone Energy Corp. ●	48
9	Targa Resources Corp.	282
10	TETRA Technologies, Inc. ●	75
327	Vaalco Energy, Inc. ●	1,591
18	W&T Offshore, Inc.	251
21	Warren Resources, Inc. ●	49
12	Western Refining, Inc. ●	149
		30,018
	Food & Staples Retailing - 0.1%
6	Pantry, Inc. ●	72
201	Rite Aid Corp. ●	197
		269
	Food, Beverage & Tobacco - 1.5%
4	B&G Foods, Inc. Class A	68
34	Boston Beer Co., Inc. Class A ●	2,447
325	Darling International, Inc. ●	4,095
2	J&J Snack Foods Corp.	106
5	National Beverage Co.	79
7	Omega Protein Corp. ●	67
3	Vector Group Ltd.	60
		6,922
	Health Care Equipment & Services - 8.9%
15	Align Technology, Inc. ●	226
176	Angiodynamics, Inc. ●	2,314
2	ArthroCare Corp. ●	68
10	Centene Corp. ●	298
5	Computer Programs and Systems, Inc.	357
62	Corvel Corp. ●	2,648
96	Cyberonics, Inc. ●	2,722
259	Dexcom, Inc. ●	3,108
23	Dynavox, Inc. ●	81
63	Hanger Orthopedic Group, Inc. ●	1,194
85	HealthSouth Corp. ●	1,266
157	Healthspring, Inc. ●	5,716
8	Healthstream, Inc. ●	103
30	Heartware International, Inc. ●	1,958
110	Masimo Corp.	2,386
23	Molina Healthcare, Inc. ●	362
3	Neogen Corp. ●	94
167	Owens & Minor, Inc.	4,763
9	Providence Service Corp. ●	93
30	RTI Biologics, Inc. ●	98
3	Transcend Services, Inc. ●	70
99	U.S. Physical Therapy, Inc.	1,834
73	Volcano Corp. ●	2,168
124	Wellcare Health Plans, Inc. ●	4,697
98	Zoll Medical Corp. ●	3,687
		42,311
	Household & Personal Products - 1.9%
47	Elizabeth Arden, Inc. ●	1,333
188	Nu Skin Enterprises, Inc. Class A	7,610
6	Spectrum Brands Holdings, Inc. ●	142
5	Usana Health Sciences, Inc. ●	142
		9,227
	Insurance - 0.9%
30	Allied World Assurance Holdings Ltd.	1,595
130	Amerisafe, Inc. ●	2,390
13	Amtrust Financial Services	288
5	Tower Group, Inc.	111
		4,384
	Materials - 3.7%
14	Coeur d'Alene Mines Corp. ●	291
119	Georgia Gulf Corp. ●	1,640
82	Hecla Mining Co. ●	440
95	Kraton Performance Polymers ●	1,536
8	Minerals Technologies, Inc.	399
1	Newmarket Corp.	123
141	Olin Corp.	2,532
8	Rockwood Holdings, Inc. ●	269
3	RTI International Metals, Inc. ●	68
19	Senomyx, Inc. ●	67
202	Silgan Holdings, Inc.	7,436
158	Stillwater Mining Co. ●	1,346
54	TPC Group, Inc. ●	1,074
24	Verso Paper Corp. ●	41
6	W.R. Grace & Co. ●	198
		17,460
	Media - 1.3%
189	Arbitron, Inc.	6,263
25	Dex One Corp. ●	14
10	Global Sources Ltd. ●	67
5	National Cinemedia, Inc.	74
16	Supermedia, Inc. ●	25
		6,443
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
346	Alkermes plc ●	5,278
25	ARIAD Pharmaceuticals, Inc. ●	222
67	Astex Pharmaceuticals, Inc. ●	128
6	Aveo Pharmaceuticals, Inc. ●	91
270	Bruker Corp. ●	3,659
329	Cadence Pharmaceuticals, Inc. ●	2,156
33	Cleveland BioLabs, Inc. ●	84
36	Columbia Laboratories, Inc. ●	71
146	Cubist Pharmaceuticals, Inc. ●	5,161

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3% - (continued)
11	Cumberland Pharmaceuticals, Inc. ●	$62
19	DepoMed, Inc. ●	100
32	DUSA Pharmaceuticals, Inc. ●	117
17	Emergent Biosolutions, Inc. ●	256
52	Enzon, Inc. ●	366
258	Exelixis, Inc. ●	1,409
13	Genomic Health, Inc. ●	293
9	Hi-Technology Pharmacal Co., Inc. ●	306
235	Immunogen, Inc. ●	2,579
3	Impax Laboratories, Inc. ●	57
200	Incyte Corp. ●	2,788
268	Ironwood Pharmaceuticals, Inc. ●	2,896
16	ISTA Pharmaceuticals, Inc. ●	54
7	Jazz Pharmaceuticals, Inc. ●	276
7	Map Pharmaceuticals, Inc. ●	106
16	Maxygen, Inc.	89
293	Medicines Co. ●	4,356
11	Medicis Pharmaceutical Corp. Class A	407
12	Momenta Pharmaceuticals, Inc. ●	135
304	NPS Pharmaceuticals, Inc. ●	1,977
22	Obagi Medical Products, Inc. ●	199
18	Oncothyreon, Inc. ●	105
106	Onyx Pharmaceuticals, Inc. ●	3,193
4	Par Pharmaceutical Cos., Inc. ●	93
94	PAREXEL International Corp. ●	1,787
60	PDL Biopharma, Inc.	334
16	Pharmasset, Inc. ●	1,303
9	Questcor Pharmaceuticals ●	252
41	Regeneron Pharmaceuticals, Inc. ●	2,403
316	Rigel Pharmaceuticals, Inc. ●	2,327
153	Salix Pharmaceuticals Ltd. ●	4,528
332	Seattle Genetics, Inc. ●	6,336
6	ViroPharma, Inc. ●	102
		58,441
	Real Estate - 1.4%
1	American Assets Trust, Inc.	20
17	CBL & Associates Properties	188
114	Colonial Properties Trust	2,067
107	Coresite Realty Corp.	1,541
5	Getty Realty Corp.	68
12	Highwoods Properties, Inc.	345
263	MFA Mortgage Investments, Inc.	1,846
10	Omega Healthcare Investors, Inc.	162
3	PS Business Parks, Inc.	128
8	Sabra Healthcare REIT, Inc.	74
10	Universal Health Realty	346
		6,785
	Retailing - 7.0%
2	Ann, Inc. ●	53
6	Blue Nile, Inc. ●	212
11	Buckle (The), Inc.	407
6	Cato Corp.	145
108	Children's Place Retail Stores, Inc. ●	5,047
11	Conns, Inc. ●	78
120	Core-Mark Holding Co., Inc. ●	3,673
12	Cost Plus, Inc. ●	74
78	DSW, Inc.	3,607
10	Express, Inc.	201
143	GNC Holdings, Inc. ●	2,869
43	Joseph A. Bank Clothiers, Inc. ●	2,028
13	Overstock.com, Inc. ●	121
6	PetMed Express, Inc.	54
26	Pier 1 Imports, Inc. ●	258
107	rue21, Inc. ●	2,419
15	Select Comfort Corp. ●	216
107	Shutterfly, Inc. ●	4,427
6	Systemax, Inc. ●	70
74	Teavana Holdings, Inc. ●	1,504
91	Ulta Salon, Cosmetics & Fragrances, Inc. ●	5,693
2	Vitamin Shoppe, Inc. ●	86
2	Williams-Sonoma, Inc.	58
		33,300
	Semiconductors & Semiconductor Equipment - 4.4%
7	Amtech Systems, Inc. ●	54
6	Cabot Microelectronics Corp. ●	213
95	Cymer, Inc. ●	3,524
65	Energy Conversion Devices, Inc. ●	35
434	GT Advanced Technologies, Inc. ●	3,044
9	Hittite Microwave Corp. ●	414
333	Integrated Device Technology, Inc. ●	1,714
6	IXYS Corp. ●	66
8	Kulicke and Soffa Industries, Inc. ●	60
7	Micrel, Inc.	67
524	Mindspeed Technologies, Inc. ●	2,722
181	MIPS Technologies, Inc. Class A ●	878
139	Nanometrics, Inc. ●	2,014
70	OmniVision Technologies, Inc. ●	980
176	ON Semiconductor Corp. ●	1,263
288	Silicon Image, Inc. ●	1,689
4	Standard Microsystems Corp. ●	86
111	Ultratech Stepper, Inc. ●	1,905
3	Veeco Instruments, Inc. ●	68
		20,796
	Software & Services - 15.4%
14	ACI Worldwide, Inc. ●	389
26	Actuate Corp. ●	146
98	Ancestry.com, Inc. ●	2,304
7	Aspen Technology, Inc. ●	105
9	CACI International, Inc. Class A ●	435
3	Cass Information Systems, Inc.	78
155	Commvault Systems, Inc. w/ Rights ●	5,755
128	Constant Contact, Inc. ●	2,208
132	CSG Systems International, Inc. ●	1,671
171	Dice Holdings, Inc. ●	1,339
4	Digimarc Corp. ●	94
92	Fortinet, Inc. ●	1,542
42	Infospace, Inc. ●	352
2	Interactive Intelligence Group ●	61
127	j2 Global Communications, Inc.	3,422
88	JDA Software Group, Inc. ●	2,072
362	LivePerson, Inc. ●	3,601
28	Magma Design Automation, Inc. ●	128
10	Manhattan Associates, Inc. ●	326
12	MAXIMUS, Inc.	426
19	Mercadolibre, Inc.	1,032

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 15.4% - (continued)
15	ModusLink Global Solutions, Inc.	$53
2	Opentable, Inc. ●	106
105	Opnet Technologies, Inc.	3,649
90	Parametric Technology Corp. ●	1,389
141	QLIK Technologies, Inc. ●	3,043
138	Quest Software, Inc. ●	2,193
98	RightNow Technologies, Inc. ●	3,239
453	Sapient Corp.	4,598
240	Solarwinds, Inc. ●	5,295
85	Solera Holdings, Inc.	4,270
75	Sourcefire, Inc. w/ Rights ●	2,018
145	SuccessFactors, Inc. ●	3,343
19	Telenav, Inc. ●	167
174	Tibco Software, Inc. ●	3,907
4	Travelzoo, Inc. ●	77
10	Unisys Corp. ●	152
12	Vasco Data Security International ●	63
101	VeriFone Systems, Inc. ●	3,525
4	Websense, Inc. ●	69
118	Wright Express Corp. ●	4,506
23	XO Group, Inc. ●	188
		73,336
	Technology Hardware & Equipment - 5.2%
6	ADTRAN, Inc.	161
128	Aruba Networks, Inc. ●	2,676
21	Blue Coat Systems, Inc. ●	290
108	Coherent, Inc. ●	4,625
14	Comtech Telecommunications Corp.	388
24	Cray, Inc. ●	130
43	Extreme Networks, Inc. ●	115
3	FEI Co. ●	76
69	Interdigital, Inc.	3,225
184	Oplink Communications, Inc. ●	2,787
114	Plantronics, Inc.	3,243
56	Polycom, Inc. ●	1,027
93	QLogic Corp. ●	1,179
7	Riverbed Technology, Inc. ●	131
9	SeaChange International, Inc. ●	73
21	Synaptics, Inc. ●	511
83	Universal Display Corp. ●	3,995
		24,632
	Telecommunication Services - 0.5%
36	AboveNet, Inc.	1,913
9	Cbeyond, Inc. ●	64
24	Cincinnati Bell, Inc. ●	75
16	Leap Wireless International, Inc. w/ Rights ●	112
32	Vonage Holdings Corp. ●	84
		2,248
	Transportation - 1.7%
2	Alaska Air Group, Inc. ●	113
245	Avis Budget Group, Inc. ●	2,373
13	Hawaiian Holdings, Inc. ●	57
70	Marten Transport Ltd.	1,214
8	Quality Distribution, Inc. ●	73
201	Werner Enterprises, Inc.	4,179
		8,009
	Utilities - 0.6%
83	UniSource Energy Corp.	3,006

	Total common stocks
	(cost $453,042)	$473,235

	Total long-term investments (cost $453,042)	$473,235

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $1,036,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $1,056)

$1,035	0.08%, 09/30/2011	$1,035

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $1,809, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 - 2026,
value of $1,845)

1,809	0.05 - 0.06%, 09/30/2011	1,809
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $2, collateralized by U.S. Treasury Note 4.50%, 2017, value of $2)
2	0.01%, 09/30/2011	2

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $164, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $167)

164	0.08%, 09/30/2011	164
3010		3,010
	Total short-term investments
	(cost $3,010)	$3,010

Total investments
(cost $456,052) ▲	100.1%	$476,245
Other assets and liabilities	(0.1)%	(579)
Total net assets	100.0%	$475,666

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.3% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $458,514 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,728
Unrealized Depreciation	(61,997)
Net Unrealized Appreciation	$17,731

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$473,235	$473,235	$–	$–
Short-Term Investments	3,010	–	3,010	–
Total	$476,245	$473,235	$3,010	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.2%
	Finance and Insurance - 1.2%
	Ameriquest Mortgage Securities, Inc.
$957	1.26%, 09/25/2032 Δ	$742
	Ansonia CDO Ltd.
8,389	0.54%, 07/28/2046 ⌂■Δ	2,097
	Arbor Realty Mortgage Securities
13,000	0.64%, 01/26/2042 ⌂■Δ	4,550
	First Franklin Mortgage Loan Asset Backed Certificates
540	2.71%, 07/25/2033 Δ	37
	Marathon Real Estate CDO Ltd.
4,000	1.63%, 05/25/2046 ⌂■Δ	680
	Master Asset Backed Securities Trust
1,043	2.93%, 05/25/2033 Δ	911
	Merrill Lynch Mortgage Investors, Inc.
651	1.88%, 05/25/2032 Δ	404
	Morgan Stanley ABS Capital I
2,136	1.73%, 11/25/2032 Δ	1,491
	Residential Asset Mortgage Products, Inc.
1,486	5.70%, 10/25/2031	1,099
	Structured Asset Securities Corp.
2,822	1.73%, 02/25/2033 Δ	2,488
		14,499
	Total asset & commercial mortgage backed securities
	(cost $34,933)	$14,499

FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
	United Kingdom - 5.4%
	United Kingdom (Government of)
GBP 36,361	1.25%, 11/22/2017 ж	$64,887

	Total foreign government obligations
	(cost $64,733)	$64,887

U.S. GOVERNMENT AGENCIES - 43.7%
	Federal Home Loan Mortgage Corporation - 5.4%
$6,000	3.50%, 11/15/2025	$6,329
584	4.50%, 12/01/2018	624
25,103	5.50%, 09/15/2016 - 08/01/2038	26,905
15,798	5.50%, 05/15/2033 Ф	19,059
1,369	6.00%, 10/01/2021 - 09/01/2034	1,512
7,011	6.50%, 09/01/2014 - 09/01/2032	7,999
1,027	7.00%, 10/01/2026 - 11/01/2032	1,186
20	7.50%, 05/01/2024 - 06/01/2025	23
70	8.00%, 08/01/2024 - 10/01/2024	83
2	8.50%, 10/01/2024	2
27	10.00%, 11/01/2020	30
		63,752
	Federal National Mortgage Association - 29.8%
60,020	3.50%, 10/15/2040 ☼	61,661
48,358	4.00%, 02/01/2041	51,007
117,604	5.00%, 08/01/2018 - 05/01/2038	127,022
62,862	5.50%, 08/01/2015 - 09/01/2040	68,593
29,942	6.00%, 09/01/2013 - 02/01/2037	33,216
1,551	6.50%, 06/25/2029 Ф	1,793
9,239	6.50%, 05/01/2013 - 09/01/2032	10,435
1,255	7.00%, 11/01/2013 - 02/01/2032	1,414
39	7.50%, 06/01/2023	45
163	8.00%, 10/01/2029 - 02/01/2031	189
4	8.50%, 04/01/2017	4
62	9.00%, 08/01/2020 - 09/01/2021	73
4	9.75%, 07/01/2020	5
		355,457
	Government National Mortgage Association - 8.5%
20,918	4.00%, 08/20/2040 - 10/20/2040	22,413
58,975	4.50%, 10/20/2040	64,026
4,240	5.00%, 01/20/2034	4,690
2,581	6.00%, 01/15/2033 - 02/15/2033	2,893
4,271	6.50%, 12/15/2028 - 01/15/2032	4,933
1,603	7.00%, 06/20/2030 - 10/15/2032	1,878
494	7.50%, 04/15/2022 - 04/20/2030	575
75	8.50%, 09/15/2019 - 03/15/2030	89
		101,497
	Total U.S. government agencies
	(cost $500,763)	$520,706

U.S. GOVERNMENT SECURITIES - 43.2%
Other Direct Federal Obligations - 14.6%
	Federal Farm Credit Bank - 3.6%
$42,000	2.00%, 07/27/2016	$42,689

	Federal Home Loan Bank - 11.0%
37,000	3.25%, 03/09/2018 ‡	40,206
26,000	5.25%, 12/09/2022 ‡	32,143
50,000	5.38%, 05/18/2016	59,335
		131,684
		174,373
U.S. Treasury Securities - 28.6%
	U.S. Treasury Notes - 28.6%
75,000	0.13%, 04/15/2016 ◄	79,313
69,100	0.38%, 07/31/2013	69,248
150,000	1.25%, 04/15/2014 ◄	167,772
23,450	2.13%, 08/15/2021	23,864
		340,197
	Total U.S. government securities
	(cost $510,052)	$514,570

	Total long-term investments (cost $1,110,481)	$1,114,662

SHORT-TERM INVESTMENTS - 5.7%
Investment Pools and Funds - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

Repurchase Agreements - 0.3%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $174, collateralized by U.S. Treasury Note 3.00%, 2012, value of $178)
$174	0.03%, 09/30/2011	$174

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 5.7% - (continued)
Repurchase Agreements - 0.3% - (continued)
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1,809, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $1,845)
$1,809	0.04%, 09/30/2011	$1,809
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1,621, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $1,654)
1,621	0.01%, 09/30/2011	1,621
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $304, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $310)
304	0.03%, 09/30/2011	304
		3,908
U.S. Government Agencies - 5.0%
	Federal Home Loan Mortgage Corp.
9,023	0.01%, 10/12/2011 ○	$9,023
50,000	0.03%, 10/13/2011 ○	50,000
59023		59,023
U.S. Treasury Bills - 0.4%
5,075	0.08%, 10/27/2011 □○	$5,075

	Total short-term investments
	(cost $68,007)	$68,007

Total investments
(cost $1,178,488) ▲	99.2%	$1,182,669
Other assets and liabilities	0.8%	9,448
Total net assets	100.0%	$1,192,117

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.4% of total net assets at September 30, 2011.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,180,667 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,332
Unrealized Depreciation	(24,330)
Net Unrealized Appreciation	$2,002

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $7,327, which represents 0.6% of total net assets.

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $60,845.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. GBP ─ British Pound

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	400	Long	12/30/2011	$48,994	$49,001	$(7)
10 Year U.S. Treasury Note	1,054	Long	12/20/2011	137,119	136,743	376
U.S. Treasury Bond	200	Short	12/20/2011	28,525	27,234	(1,291)
				157,588		$(922)
* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2006	$8,389	Ansonia CDO Ltd., 0.54%, 07/28/2046 - 144A	$8,389
11/2006	$13,000	Arbor Realty Mortgage Securities, 0.64%, 01/26/2042 - 144A	13,000
04/2007	$4,000	Marathon Real Estate CDO Ltd., 1.63%, 05/25/2046 - 144A	3,952

The aggregate value of these securities at September 30, 2011, was $7,327, which represents 0.6% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	JP Morgan Securities	Buy	$64,974	$65,176	10/21/2011	$(202)
British Pound	JP Morgan Securities	Sell	64,994	65,185	10/04/2011	191
British Pound	JP Morgan Securities	Sell	123,721	124,565	10/21/2011	844
			(123,741)			$833

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$14,499	$–	$–	$14,499
Foreign Government Obligations	64,887	–	64,887	–
U.S. Government Agencies	520,706	–	520,706	–
U.S. Government Securities	514,570	103,177	411,393	–
Short-Term Investments	68,007	1	68,006	–
Total	$1,182,669	$103,178	$1,064,992	$14,499
Foreign Currency Contracts *	1,035	–	1,035	–
Futures *	376	376	–	–
Total	$1,411	$376	$1,035	$–
Liabilities:
Foreign Currency Contracts *	202	–	202	–
Futures *	1,298	1,298	–	–
Total	$1,500	$1,298	$202	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$15,280	$(11,354)	$12,449	*	$13	$—	$(1,889)	$—	$—	$14,499
Total	$15,280	$(11,354)	$12,449		$13	$—	$(1,889)	$—	$—	$14,499

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $526.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of September 30, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.4
Aa / AA	0.2
Baa / BBB	0.1
Ba / BB	0.0
B	0.4
Caa / CCC or Lower	0.5
U.S. Government Securities	92.3
Non Debt Securities and Other Short-Term Instruments	0.3
Other Assets & Liabilities	0.8
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date:	November 18, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 18, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date:	November 18, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer